Selling and marketing expenses	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Selling And Marketing Expenses
Selling and marketing expenses

15. Selling and marketing expenses

	Three Months Ended 31 March
	2025	2024
	AUD$	AUD$
Professional fees	$14,517	$15,000
Advertising and marketing expenses	55,505	-
Total selling and marketing expenses	$70,022	$15,000

	Nine Months Ended 31 March
	2025	2024
	AUD$	AUD$
Professional fees	$102,267	$82,500
Bad debts	4,513	142,000
Advertising and marketing expenses	247,776	45,705
Total selling and marketing expenses	$354,556	$270,205

19 Selling and marketing expenses
	Year Ended June 30,
	2024	2023

Professional fees	$327,309	$-
Advertising and marketing expenses	85,227	-
Total selling and marketing expenses	$412,536	$-